Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,001,987	$ 936,883
Receivables:
Employer contributions	10,782	9,457
EBP, Participant Contribution, Receivable	506	0
Notes receivable from participants	23,589	21,587
EBP, Receivable	(34,877)	(31,044)
EBP, Net Asset Available for Benefit	$ (1,036,864)	$ (967,927)